CUSTOMER DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2014
Banking and Thrift [Abstract]
Customer Advances And Deposits, Current

Advance payments from customers are recorded as customer deposits on the consolidated balance sheet.

Customer deposits	December 31, 2014	December 31, 2013
Advance payments from customers	$1,450,770	$710,225
Advance payments for vaporizers	75,038	75,636
Total customer deposits	$1,525,808	$785,861